Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 90.6%	Shares	Value
Communication Services - 4.4%
Cable One, Inc.	89,880	$8,197,955
Cars.com, Inc. (a)	1,280,350	10,396,442
John Wiley & Sons, Inc. - Class A	554,331	21,120,011
Nexstar Media Group, Inc.	45,376	8,205,342
		47,919,750

Consumer Discretionary - 8.8%
Brightstar Lottery PLC	1,668,447	21,256,015
La-Z-Boy, Inc.	278,584	8,953,690
Murphy USA, Inc.	30,978	15,302,202
Signet Jewelers Ltd.	241,061	20,403,403
Valvoline, Inc. (a)	577,674	19,456,060
YETI Holdings, Inc. (a)	244,115	8,932,168
		94,303,538

Consumer Staples - 1.9%
Nomad Foods Ltd.	1,167,782	11,222,385
Simply Good Foods Co. (a)	628,940	9,025,289
		20,247,674

Energy - 6.8%
Bristow Group, Inc.	569,820	26,718,860
Oceaneering International, Inc. (a)	970,352	34,418,385
REX American Resources Corp. (a)	273,566	12,466,403
		73,603,648

Financials - 28.0%
Assured Guaranty Ltd.	187,395	15,268,945
Bancorp, Inc. (a)	336,831	18,097,930
Cass Information Systems, Inc.	277,711	12,224,838
Dime Community Bancshares, Inc.	399,005	13,494,349
Eastern Bankshares, Inc.	804,555	15,737,096
Euronet Worldwide, Inc. (a)	214,882	14,261,718
First Financial Bancorp	503,099	14,026,400
Hanover Insurance Group, Inc.	91,189	15,807,613
Horace Mann Educators Corp.	372,608	15,902,910
MGIC Investment Corp.	526,625	13,823,906
NCR Atleos Corp. (a)	622,173	27,114,299
Old National Bancorp	993,040	21,946,184
Peapack-Gladstone Financial Corp.	247,169	8,702,821
Peoples Bancorp, Inc.	408,604	13,430,814
Seacoast Banking Corp. of Florida	408,822	12,383,218
Towne Bank/Portsmouth VA	691,332	23,277,148
Virtus Investment Partners, Inc.	44,722	6,008,401
White Mountains Insurance Group Ltd.	8,072	17,733,861
WSFS Financial Corp.	333,777	21,849,042
		301,091,493

Health Care - 9.7%
Acadia Healthcare Co., Inc. (a)	718,541	16,806,674
Avanos Medical, Inc. (a)	1,200,175	16,814,452
BrightSpring Health Services, Inc. (a)	536,224	22,848,505
Guardian Pharmacy Services, Inc. - Class A (a)	535,769	20,177,060
ICU Medical, Inc. (a)	111,115	14,350,502
Lantheus Holdings, Inc. (a)	165,090	12,522,076
Lumexa Imaging Holdings, Inc. (a)	136,976	1,177,994
		104,697,263

Industrials - 10.4%
Cadre Holdings, Inc.	460,253	14,120,562
Ducommun, Inc. (a)	187,948	22,929,656
EnPro, Inc.	77,009	19,302,306
Sensata Technologies Holding PLC	613,337	21,601,729
Tennant Co.	208,992	13,877,069
Timken Co.	203,538	20,469,817
		112,301,139

Information Technology - 6.8%
Bel Fuse, Inc. - Class A	71,555	12,894,211
Bel Fuse, Inc. - Class B	43,709	8,653,508
CTS Corp.	466,633	22,286,392
NCR Voyix Corp. (a)	1,570,278	9,939,859
OSI Systems, Inc. (a)	30,978	8,224,969
PC Connection, Inc.	186,543	10,905,304
		72,904,243

Materials - 7.9%
Eagle Materials, Inc.	60,647	11,489,574
Ecovyst, Inc. (a)	2,214,489	28,478,329
Ingevity Corp. (a)	467,069	33,269,325
Innospec, Inc.	161,871	11,819,820
		85,057,048

Real Estate - 2.6%
Cushman & Wakefield Ltd. (a)	2,281,026	27,965,379

Utilities - 3.3%
Portland General Electric Co.	275,966	14,562,726
Talen Energy Corp. (a)	67,192	21,449,702
		36,012,428
TOTAL COMMON STOCKS (Cost $789,303,970)		976,103,603

REAL ESTATE INVESTMENT TRUSTS - 3.9%	Shares	Value
Real Estate - 3.9%
Curbline Properties Corp.	530,334	13,677,314
Global Net Lease, Inc.	2,959,705	27,702,839
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,587,451)		41,380,153

SHORT-TERM INVESTMENTS - 5.6%	Shares	Value
Money Market Funds – 5.6% First American Government Obligations Fund - Class Z, 3.54% (b)	60,732,917	60,732,917
TOTAL SHORT-TERM INVESTMENTS (Cost $60,732,917)		60,732,917

TOTAL INVESTMENTS - 100.1% (Cost $880,624,338)		1,078,216,673
Liabilities in Excess of Other Assets - (0.1)%		(939,312)
TOTAL NET ASSETS - 100.0%		$1,077,277,361
Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Small-Cap Fundamental Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$976,103,603	$–	$–	$976,103,603
Real Estate Investment Trusts	41,380,153	–	–	41,380,153
Money Market Funds	60,732,917	–	–	60,732,917
Total Investments	$1,078,216,673	$–	$–	$1,078,216,673

Refer to the Schedule of Investments for further disaggregation of investment categories.